Financial instruments (Schedule of Additional Bank Lines of Credit) (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Bank loans credit lines:
Drawn balances	$ 350,000	$ 350,000
Undrawn balances	182,514	116,596
Available line balance	$ 167,486	$ 233,404